Financial instruments and risk management - Interest Rate Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of fixed interest rate borrowings	77.00%	64.00%
Increase in interest payment due to possible increase in interest rate	$ 139	$ 129
Decrease in interest payment due to possible increase in interest rate	$ 139	$ 129
Interest rate risk
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of decrease in interest rate	1.00%
Percentage of increase in interest rate	1.00%